Karen L. Skidmore

Senior Associate General Counsel

Telephone: 650.312.5651

Facsimile: 650.525.7059

e-mail: kskidmore@frk.com

Franklin Templeton Investments

One Franklin Parkway

San Mateo, CA 94403

May 3, 2005

Filed Via EDGAR (CIK #0000837274)

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549-1004

Re:	Franklin Templeton Variable Insurance Products Trust (the “Trust”)

File Nos. 33-23493 and 811-5583

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that each form of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A (the “Post-Effective Amendment”), which was filed electronically with the Securities and Exchange Commission on April 29, 2005. Each form of Prospectus used reflects only the Series being offered but all forms of prospectuses used are contained in the Post-Effective Amendment.

Sincerely,

FRANKLIN TEMPLETON

    VARIABLE INSURANCE PRODUCTS TRUST

/s/ Karen L. Skidmore
Karen L. Skidmore
Assistant Vice President